AMOUNT DUE TO DIRECTOR	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
AMOUNT DUE TO DIRECTOR
4. AMOUNT DUE TO DIRECTOR

As of March 31, 2021 and December 31, 2020, the Company’s director and a related company made temporary advances to the Company for its working capital, which is unsecured, interest-free and has no fixed terms of repayment.

As of December 31, 2020 and 2019, the Company’s director, Mr. Ng made temporary advances to the Company for its working capital, which is unsecured, interest-free and has no fixed terms of repayment.